Related parties	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related parties

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m	€m
Short-term employee benefits	3.9	2.8	3.3
Share-based payment expense	3.5	7.6	6.3
Termination benefits	—	—	0.1
Non-Executive Director fees	0.3	0.4	0.4
Total Directors' and executive officers' compensation	7.7	10.8	10.1